Offerings - Offering: 1	Mar. 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,177,788,628.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 162,652.61
Offering Note	(1) Estimated solely for the purpose of calculating the filing fee. The transaction value was calculated by adding (a) the product of (i) $17.00 (the "Offer Price") and (ii) 67,433,542 issued and outstanding shares of common stock, par value $0.0001 per share, of Great Lakes Dredge & Dock Corporation (the "Company") (each a "Share"), other than Shares that may be issued under the Company ESPP (as defined below) after March 4, 2026; (b) the product of (i) 1,052,160 shares of common stock subject to then outstanding time-based restricted stock unit awards, excluding the Company DSUs (as defined below) ("Time-Based RSU Awards") and (ii) the Offer Price; (c) the product of (i) 465,920 shares of common stock subject to then outstanding performance-based restricted stock unit awards, excluding Special PSUs (as defined below) (the "Performance-Based RSUs"), measured at (A) the projected actual level of performance in respect of metrics established as of the date of the Merger Agreement with respect to the 2026 annual performance period, and (B) the target level of performance in respect of metrics applicable to the (1) 2027 annual performance period and (2) metrics not established as of the date of the Merger Agreement and applicable to the 2026 annual performance period, and (ii) the Offer Price; (d) the product of (i) 150,000 shares of common stock subject to then outstanding performance-based restricted stock unit awards that are subject to performance-based vesting conditions that do not provide for a target level of performance ("Special PSUs"), measured assuming all conditions applicable to such Special PSUs will be achieved and (ii) the Offer Price; (e) the product of (i) 126,318 shares of common stock subject to then outstanding deferred stock units of the Company under the Company Director Deferral Plan ("Company DSUs"), and (ii) the Offer Price, and (f) the product of (i) 53,744 shares of common stock which are expected to be issued under the Company's 2025 Employee Stock Purchase Plan (the "Company ESPP"), estimated based on deductions withheld from compensation under the Company ESPP through March 2, 2026 and (ii) the Offer Price. The calculation of the transaction value is based on information provided by the Company as of March 3, 2026, with Share numbers estimated as of the close of business on March 30, 2026. (2) The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory No. 1 for Fiscal Year 2026, issued August 25, 2025 and effective October 1, 2025, by multiplying the transaction value by 0.00013810.